Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Customer Unit	Sep. 30, 2020 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease assets	$ 21,000,000	$ 23,000,000
Accounts Receivable, Allowance for Credit Loss, Current	0			$ 0
Derivative instruments designated as cash flow hedges	$ 0			$ 0	$ 0
Concentration Risk, Number of Significant Customers | Customer	8
Income Tax Expense	$ 0
Taxes, Difference in Bases, Amount	$ 4,600,000,000
Number of Reportable Segments | Unit	1
Sabine Pass LNG Terminal [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
Customer Concentration Risk [Member] | SPA Customers [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
SPA, Term of Agreement	20 years
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property Lease Term	90 years
Other Noncurrent Assets [Member] | Accounting Standards Update 2016-02 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease assets			$ 20,000,000
Other Noncurrent Liabilities [Member] | Accounting Standards Update 2016-02 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease liabilities			4,000,000
Other Noncurrent Liabilities Related Party [Member] | Accounting Standards Update 2016-02 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease liabilities			$ 16,000,000